Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2024
Related Party [Abstract]
Aggregate Compensation to Executive Team and Directors	The aggregate compensation to the executive team and directors are as follows:

For the years ended December 31,	2024		2023
	Executive team	Directors	Executive team	Directors
Number of individuals	14	13	12	11
Base salary and annual incentive compensation	$24	$—	$26	$—
Additional short-term benefits and other	$1	$—	$1	$—
Share-based long-term incentive compensation	$47	$4	$28	$4
Value of pension and post-retirement benefits	$2	$—	$2	$—
Severance	$5	$—	$—	$—